Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events [Abstract]
Subsequent events
25.	Subsequent events

On January 19, 2018, Zhengzhou Hangmei Zhengxing Technology Co., Ltd acquired three parcels of land in Zhengzhou, Henan Province for a purchase price of RMB48.4 million, equivalent to US$7.4 million.

On March 19, 2018, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due March 19, 2020 (the “March 2020 Senior Secured Notes”). The March 2020 Senior Secured Notes bear interest at 9.875% per annum payable semi-annually. Interest will be payable on March 19 and September 19 of each year, commencing September 19, 2018. The March 2020 Senior Secured Notes have a two year term maturing on March 19, 2020.

On March 21, 2018, Xinyuan International (HK) Property Investment Co., Limited acquired a 50% equity stake in Madison Developments Limited (“MDL”), the developer of the Madison Project at Marsh Wall, London E14 9YT (the “Madison Project”), for a total consideration of GBP29.5 million equivalent to US$41.4 million.

On April 2, 2018, Henan Xinyuan Guangsheng Real Estate Co., Ltd. acquired one parcel of land in Zhengzhou, Henan Province for a purchase price of RMB403.3 million, equivalent to US$64.3 million.